John Hancock

Diversified Strategies Fund

Quarterly portfolio holdings 4/30/19

Fund’s investments

As of 4-30-19 (unaudited)

	Rate (%)	Maturity date	Par value^		Value
Foreign government obligations 5.0%					$505,965
(Cost $516,061)

Indonesia 5.0%					505,965

Republic of Indonesia
Bond	8.250	05-15-29	IDR	7,000,000,000	505,965

			Contracts/Notional amount		Value
Purchased options 1.8%					$177,554
(Cost $220,690)

Calls 0.9%					91,894

Over the Counter Option on the EUR vs. GBP (Expiration Date: 10-11-19; Strike Price: EUR 0.88; Counterparty: Citibank NA) (A)(B)				1,000,000	14,389
Over the Counter Option on the EUR vs. GBP (Expiration Date: 10-11-19; Strike Price: EUR 0.91; Counterparty: Goldman Sachs Bank USA) (A)(B)				1,000,000	4,936
Over the Counter Option on the NOK vs. SEK (Expiration Date: 7-9-19; Strike Price: NOK 1.06; Counterparty: Goldman Sachs Bank Paris) (A)(B)				12,500,000	50,726
Over the Counter Option on the NOK vs. SEK (Expiration Date: 7-9-19; Strike Price: NOK 1.09; Counterparty: HSBC Bank USA) (A)(B)				10,000,000	14,953
Over the Counter Option on the USD vs. CNY (Expiration Date: 6-28-19; Strike Price: $6.80; Counterparty: UBS AG) (A)(B)				2,500,000	6,890

Puts 0.9%					85,660

Over the Counter Option on the AUD vs. JPY (Expiration Date: 6-6-19; Strike Price: AUD 76.00; Counterparty: HSBC Bank USA) (A)(B)				1,000,000	2,163
Over the Counter Option on the AUD vs. JPY (Expiration Date: 6-6-19; Strike Price: AUD 79.00; Counterparty: Pacific International Securities) (A)(B)				1,000,000	10,537
Over the Counter Option on the EUR vs. NOK (Expiration Date: 10-11-19; Strike Price: EUR 9.50; Counterparty: Goldman Sachs Bank USA) (A)(B)				2,000,000	12,546
Over the Counter Option on the EUR vs. NOK (Expiration Date: 6-28-19; Strike Price: EUR 9.60; Counterparty: Goldman Sachs Bank USA) (A)(B)				2,000,000	9,540
Over the Counter Option on the EUR vs. USD (Expiration Date: 10-23-19; Strike Price: EUR 1.14; Counterparty: HSBC Bank USA) (A)(B)				1,200,000	20,150
Over the Counter Option on the EUR vs. USD (Expiration Date: 4-16-20; Strike Price: EUR 1.13; Counterparty: Goldman Sachs Bank USA) (A)(B)				1,200,000	21,568
Over the Counter Option on the EUR vs. USD (Expiration Date: 5-9-19; Strike Price: EUR 1.13; Counterparty: HSBC Bank USA) (A)(B)				1,700,000	9,156

	Yield* (%)	Maturity date	Par value^		Value
Short-term investments 86.8%					$8,706,160
(Cost $8,707,232)

Commercial paper 58.6%					5,875,344

Apple, Inc.	2.430	05-28-19		490,000	489,070
Koch Industries, Inc.	2.440	05-23-19		490,000	489,238
Manhattan Asset Funding Company LLC	2.460	05-13-19		490,000	489,563
Merck & Company, Inc.	2.430	05-14-19		490,000	489,538
National Rural Utilities Cooperative Finance Corporation	2.470	05-21-19		490,000	489,299
Nestle Capital Corporation	2.430	05-06-19		495,000	494,802
NSTAR Electric Company	2.440	05-08-19		490,000	489,735
Old Line Funding LLC	2.430	05-16-19		490,000	489,462
ONE Gas, Inc.	2.420	05-09-19		490,000	489,702
Sanofi	2.480	06-14-19		490,000	488,496
The Hershey Company	2.430	05-14-19		490,000	489,534
University of California	2.500	07-10-19		490,000	486,905

2 JOHN HANCOCK DIVERSIFIED STRATEGIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Yield* (%)	Maturity date		Par value^	Value
U.S. Government 24.9%					$2,497,851

U.S. Treasury Bill	2.380	05-14-19		2,500,000	2,497,851

		Yield (%)		Shares	Value
Money market funds 3.3%					332,965

State Street Institutional U.S. Government Money Market Fund, Premier Class		2.3673	(C)	332,965	332,965
Total investments (Cost $9,443,983) 93.6%					$9,389,679
Other assets and liabilities, net 6.4%					639,635
Total net assets 100.0%					$10,029,314

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.

^	All par values are denominated in U.S. dollars unless otherwise indicated.

Currency Abbreviations

AUD	Australian Dollar
CNY	Chinese Yuan Renminbi
EUR	Euro
GBP	Pound Sterling
IDR	Indonesian Rupiah
JPY	Japanese Yen
NOK	Norwegian Krone
SEK	Swedish Krona

Security Abbreviations and Legend

(A)	Non-income producing security.
(B)	For this type of option, notional amounts are equivalent to number of contracts.
(C)	The rate shown is the annualized seven-day yield as of 4-30-19.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

The fund had the following country composition as a percentage of net assets on 4-30-19:

United States	89.1%
Indonesia	5.0%
France	4.9%
Other countries	1.0%

TOTAL	100.0%

SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK DIVERSIFIED STRATEGIES FUND 3

DERIVATIVES

FUTURES

Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
10-Year U.S. Treasury Note Futures	68	Long	Jun 2019	$8,399,726	$8,409,688	$9,962
Euro STOXX 600 Index Futures	8	Long	Jun 2019	65,782	65,457	(325)
FTSE 100 Index Futures	6	Long	Jun 2019	570,303	576,746	6,443
MSCI China Free Index Futures	8	Long	Jun 2019	350,536	357,200	6,664
SGX Nifty 50 Futures	5	Long	May 2019	117,175	118,070	895
Euro STOXX 600 Index Futures	3	Short	Jun 2019	(64,263)	(65,109)	(846)
Euro-BTP Italian Government Bond Futures	2	Short	Jun 2019	(290,665)	(292,648)	(1,983)
German Euro BOBL Futures	60	Short	Jun 2019	(8,946,703)	(8,945,662)	1,041
MSCI Emerging Markets Index Futures	6	Short	Jun 2019	(316,885)	(324,060)	(7,175)
Ultra U.S. Treasury Bond Futures	18	Short	Jun 2019	(2,967,334)	(2,957,063)	10,271
						$24,947

^	Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.

FORWARD FOREIGN CURRENCY CONTRACTS

Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
AUD	750,000	NOK	4,560,190	RBC	5/24/2019	—	$(30)
AUD	500,000	NOK	3,040,689	SCB	5/24/2019	—	(85)
CAD	757,206	EUR	500,000	BOA	5/16/2019	$3,987	—
CAD	753,586	EUR	500,000	CITI	5/16/2019	1,284	—
CAD	754,255	EUR	500,000	SSB	5/16/2019	1,783	—
CAD	756,830	EUR	500,000	UBS	5/16/2019	3,706	—
EUR	500,000	CAD	753,946	HUS	5/16/2019	—	(1,552)
EUR	1,000,000	CAD	1,505,979	SSB	5/16/2019	—	(1,677)
EUR	500,000	CAD	753,888	UBS	5/16/2019	—	(1,508)
EUR	1,000,000	USD	1,113,365	HUS	5/9/2019	8,827	—
EUR	1,700,000	USD	1,904,153	UBS	5/9/2019	3,573	—
EUR	874,000	USD	980,854	GSI	5/15/2019	449	—
EUR	1,000,000	USD	1,113,352	HUS	5/16/2019	9,518	—
NOK	7,596,792	AUD	1,250,000	BOA	5/24/2019	—	(359)
NOK	6,250,000	SEK	6,862,912	CITI	5/16/2019	1,424	—
SEK	13,709,812	NOK	12,500,000	CITI	5/16/2019	—	(4,536)
USD	1,118,075	EUR	1,000,000	HUS	5/9/2019	—	(4,117)
USD	987,365	EUR	874,000	CITI	5/15/2019	6,061	—
USD	561,053	EUR	500,000	JPM	5/16/2019	—	(382)
						$40,612	$(14,246)

WRITTEN OPTIONS

Foreign currency options

Description	Counterparty (OTC)	Exercise price		Expiration date	Notional amount*	Premium	Value
Calls
Euro versus British Pound	CITI	EUR	0.91	Oct 2019	2,000,000	$23,317	$(9,872)
Euro versus Chinese Yuan	HSBC	USD	7.00	Jun 2019	2,500,000	4,925	(823)
Euro versus Norwegian Krone	GSI	EUR	10.00	Oct 2019	2,000,000	16,781	(16,761)
Euro versus Pound Sterling	GSI	EUR	0.95	Oct 2019	1,000,000	16,197	(1,483)
Euro versus U.S. Dollar	GSI	EUR	1.20	Apr 2020	1,200,000	17,792	(14,260)
Norwegian Krone versus Swedish Krona	GSI	NOK	1.10	Jul 2019	12,500,000	4,111	(11,571)
Norwegian Krone versus Swedish Krona	HSBC	NOK	1.12	Jul 2019	10,000,000	1,907	(2,981)
						$85,030	$(57,751)
Puts
Australian Dollar versus Japanese Yen	HUS	AUD	79.00	Jun 2019	1,000,000	$37,855	$(10,537)

4 JOHN HANCOCK DIVERSIFIED STRATEGIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Foreign currency options (continued)

Description	Counterparty (OTC)	Exercise price		Expiration date	Notional amount*	Premium	Value
Australian Dollar versus Japanese Yen	UBS	AUD	76.00	Jun 2019	1,000,000	15,715	(2,163)
Euro versus Norwegian Krone	GSI	EUR	9.40	Jun 2019	2,000,000	4,944	(1,528)
Euro versus Norwegian Krone	GSI	EUR	9.25	Oct 2019	2,000,000	7,171	(3,499)
Euro versus U.S. Dollar	HUS	EUR	1.09	Oct 2019	1,200,000	11,989	(5,407)
						$77,674	$(23,134)
						$162,704	$(80,885)

*	For this type of option, notional amounts are equivalent to number of contracts.

SWAPS

Interest rate swaps

Counterparty (OTC)/ Centrally cleared	Notional amount	Currency	Payments made	Payments received	Fixed payment frequency	Floating payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally cleared	10,000,000	EUR	EUR EURIBOR Reuters	Fixed 0.091%	Annual	Semi-Annual	Apr 2023	—	$3,321	$3,321
Centrally cleared	10,000,000	EUR	EUR EURIBOR Reuters	Fixed 0.102%	Annual	Semi-Annual	Apr 2023	—	5,810	5,810
								—	$9,131	$9,131

Derivatives Currency Abbreviations

AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
NOK	Norwegian Krone
SEK	Swedish Krona
USD	U.S. Dollar

Derivatives Abbreviations

BOA	Bank of America, N.A.
CITI	Citibank, N.A.
EURIBOR	Euro Interbank Offered Rate
GSI	Goldman Sachs International
HSBC	HSBC Bank PLC
HUS	HSBC Bank USA, N.A.
JPM	JPMorgan Chase Bank, N.A.
OTC	Over-the-counter
RBC	Royal Bank of Canada
SCB	Standard Chartered Bank
SSB	State Street Bank and Trust Company
UBS	UBS AG

See Notes to Fund’s investments regarding investment transactions and other derivatives information.

SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK DIVERSIFIED STRATEGIES FUND 5

Notes to Fund’s investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund’s Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on the evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Investments by the fund in open-end mutual funds are valued at their respective NAVs each business day. Swaps and unlisted options are generally valued using evaluated prices obtained from an independent pricing vendor. Futures contracts are typically valued at the last traded price on the exchange on which they trade. Foreign equity index futures that trade in the electronic trading market subsequent to the close of regular trading may be valued at the last traded price in the electronic trading market as of 4:00 p.m. ET, or may be fair valued based on fair value adjustment factors provided by an independent pricing vendor in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE. Forward foreign currency contracts are valued at the prevailing forward rates which are based on foreign currency exchange spot rates and forward points supplied by an independent pricing vendor. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund’s investments as of April 30, 2019, by major security category or type:

	Total value at 4-30-19	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Foreign government obligations	$505,965	—	$505,965	—
Purchased options	177,554	—	177,554	—
Short-term investments	8,706,160	$332,965	8,373,195	—

Total investments in securities	$9,389,679	$332,965	$9,056,714	—

Derivatives:
Assets
Futures	$35,276	$35,276	—	—
Forward foreign currency contracts	40,612	—	$40,612	—
Swap contracts	9,131	—	9,131	—
Liabilities
Futures	(10,329)	(10,329)	—	—
Forward foreign currency contracts	(14,246)	—	(14,246)	—
Written options	(80,885)	—	(80,885)	—

Derivative instruments. The fund may invest in derivatives in order to meet its investment objective. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Risks related to the use of futures contracts include possible illiquidity of the futures markets and contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument. Use of long futures contracts subjects the funds to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the funds to unlimited risk of loss.

6

During the period ended April 30, 2019, the fund used futures contracts to maintain diversity of the fund, manage against anticipated changes in securities market, gain exposure to certain securities markets and as a substitute for securities purchased.

Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell specific currencies at a price that is set on the date of the contract. The forward contract calls for delivery of the currencies on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral if applicable, and the risk that currency movements will not favor the fund thereby reducing the fund’s total return.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.

During the period ended April 30, 2019, the fund used forward foreign currency contracts to manage against anticipated changes in currency exchange rates, gain exposure to foreign currencies and as a substitute for securities purchased.

Options. There are two types of options, put options and call options. Options are traded either OTC or on an exchange. A call option gives the purchaser of the option the right to buy (and the seller the obligation to sell) the underlying instrument at the exercise price. A put option gives the purchaser of the option the right to sell (and the writer the obligation to buy) the underlying instrument at the exercise price. Writing puts and buying calls may increase the fund’s exposure to changes in the value of the underlying instrument. Buying puts and writing calls may decrease the fund’s exposure to such changes. Risks related to the use of options include the loss of premiums, possible illiquidity of the options markets, trading restrictions imposed by an exchange and movements in underlying security values. In addition, OTC options are subject to the risks of all OTC derivatives contracts.

When the fund purchases an option, the premium paid by the fund is included in the portfolio of investments and subsequently “marked-to-market” to reflect current market value. When the fund writes an option, the premium received is included as a liability and subsequently “marked-to-market” to reflect current market value of the option written.

During the period ended April 30, 2019, the fund used purchased options to manage against anticipated currency exchange rates, and to gain exposure to foreign currency.

During the period ended April 30, 2019, the fund wrote option contracts to manage against anticipated currency exchange rates, and to gain exposure to foreign currency.

Interest rate swaps. Interest rate swaps represent an agreement between the fund and a counterparty to exchange cash flows based on the difference between two interest rates applied to a notional amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other. The fund settles accrued net interest receivable or payable under the swap contracts at specified, future intervals. Swap agreements are privately negotiated in the OTC market or may be executed on a registered commodities exchange (centrally cleared swaps). Swaps are marked-to-market daily and the change in value is recorded as unrealized appreciation/depreciation of swap contracts. A termination payment by the counterparty or the fund is recorded as realized gain or loss, as well as the net periodic payments received or paid by the fund. The value of the swap will typically impose collateral posting obligations on the party that is considered out-of-the-money on the swap.

During the period ended April 30, 2019, the fund used interest rate swaps to manage against anticipated interest rate changes, and to gain exposure to treasuries market/temporary substitute for securities purchased.

For additional information on the fund’s significant accounting policies, please refer to the fund’s most recent semiannual or annual shareholder report.

7

More information How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail:	Express mail:
	John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
	P.O. Box 55913	2000 Crown Colony Drive
	Boston, MA 02205-5913	Suite 55913
Quincy, MA 02169-0953
Phone	Customer service representatives	800-225-5291
	EASI-Line	800-338-8080
	TDD line	800-231-5469

This report is for the information of the shareholders of John Hancock Diversified Strategies Fund.	392Q3 04/19 6/19